Shareholder Report, Line Graph (Details) - USD ($)									12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	May 17, 2023	Apr. 30, 2025
Putnam Emerging Markets Ex-China ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Putnam Emerging Markets Ex-China ETF (NAV)
Accumulated Value	$ 13,841	$ 13,557	$ 13,538	$ 12,435	$ 11,660	$ 9,923	$ 10,958	$ 10,000	$ 13,881
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All Country World ex-U.S. Index-NR
Accumulated Value	11,761	11,635	11,585	11,014	10,607	9,358	10,556	10,000	$ 12,327
MSCI Emerging Markets ex-China Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI Emerging Markets ex-China Index-NR
Accumulated Value	$ 12,098	$ 12,393	$ 12,507	$ 11,705	$ 11,154	$ 9,744	$ 10,924	$ 10,000	$ 12,092